As filed with the Securities and Exchange Commission on April 12, 2013

1933 Act Registration No. 333-162441

1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 60	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485(b)
☐	on , pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485 (a)(1)
☐	on , pursuant to Rule 485 (a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Legg Mason Strategic Real Return Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 58 to the Registrant’s registration statement on March 26, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON GLOBAL ASSET MANAGEMENT TRUST, hereby certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 59 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 59 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 12th day of April, 2013.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 12, 2013.

Signature	Title

/s/ R. Jay Gerken	Chairman, President (Principal Executive Officer) and Trustee
R. Jay Gerken

/s/ Ruby P. Hearn*	Trustee
Ruby P. Hearn

/s/ Arnold L. Lehman *	Trustee
Arnold L. Lehman

/s/ Robin J.W. Masters *	Trustee
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee
Jill E. McGovern

/s/ Arthur S. Mehlman *	Trustee
Arthur S. Mehlman

/s/ G. Peter O’Brien *	Trustee
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee
S. Ford Rowan

/s/ Robert M. Tarola *	Trustee
Robert M. Tarola

/s/ Richard F. Sennett	Principal Financial and Accounting Officer
Richard F. Sennett

* By:	/s/ Richard M. Wachterman
Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC LEGG MASON INVESTMENT TRUST, INC. .
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.
LEGG MASON INVESTMENT TRUST
LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of R. JAY GERKEN, RICHARD SENNETT, ERIN K. MORRIS, CHRISTOPHER BERARDUCCI, ROBERT I. FRENKEL, RICHARD M. WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Mark R. Fetting	February 23, 2012
Mark R. Fetting

/s/ R. Jay Gerken	February 23, 2012
R. Jay Gerken

/s/ Ruby P. Hearn	February 23, 2012
Ruby P. Hearn

/s/ Arnold L. Lehman	February 23, 2012
Arnold L. Lehman

/s/ Robin J.W. Masters	February 23, 2012
Robin J.W. Masters

/s/ Jill E. McGovern	February 23, 2012
Jill E. McGovern

/s/ Arthur S. Mehlman	February 23, 2012
Arthur S. Mehlman

/s/ Jennifer W. Murphy	February 23, 2012
Jennifer W. Murphy

/s/ G. Peter O’Brien	February 23, 2012
G. Peter O’Brien

/s/ S. Ford Rowan	February 23, 2012
S. Ford Rowan

/s/ Robert M. Tarola	February 23, 2012
Robert M. Tarola

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase